Significant Concentrations	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Significant Concentrations	Significant Concentrations
During the years ended December 31, 2024, 2023 and 2022, one customer represented $43,163, $84,262, and $139,303 (or 16%, 20%, and 24%) of revenue from continuing operations, respectively. During the years ended December 31, 2024 and 2023, another customer represented $29,839 and $45,576 (or 11% and 11%) of revenue from continuing operations, respectively. No other customers represented more than 10% of revenue from continuing operations during the years ended December 31, 2024, 2023 and 2022.
During the years ended December 31, 2024 and 2023, two suppliers represented $116,255 and $178,385 (or 58% and 57%) of the eLMTree operating segment's cost of revenue from continuing operations, respectively. During the year ended December 31, 2022, three suppliers represented $302,533 (or 68%) of cost of revenue from continuing operations. No other suppliers represented more than 10% of cost of revenue from continuing operations during the years ended December 31, 2024, 2023 and 2022.
As of December 31, 2024 and 2023, one customer represented $4,915 and $13,476 (or 16% and 21%) of accounts receivable of continuing operations, respectively. No other customers represented more than 10% of accounts receivable of continuing operations as of December 31, 2024 and 2023.